Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details) - Purchased copyright [Member]	Dec. 31, 2024
Minimum [Member]
Schedule of Intangible Assets [Line Items]
Estimated useful life	1 year
Maximum [Member]
Schedule of Intangible Assets [Line Items]
Estimated useful life	10 years